Disclosures About Segments Of An Enterprise And Related Information	12 Months Ended
Dec. 31, 2012
Disclosures About Segments Of An Enterprise And Related Information [Abstract]
Disclosures About Segments Of An Enterprise And Related Information

Note 4.  Disclosures About Segments of an Enterprise and Related Information

The Company has historically managed its business with separate products and services in two segments:  Competitive and RLEC (the “old reportable segments”).  Beginning in the first quarter of 2013, the Company restructured its operating segments to more closely align with its product and service offerings, which coincides with the way that the Company’s chief operating decision makers measure performance and allocate resources.  The Company’s chief operating decision makers are its Chief Executive Officer and its Chief Financial Officer (collectively, the “CODMs”).  The Company’s current reportable operating segments are strategic data, legacy voice and access (the “new reportable segments”).  A general description of the products and services offered and the customers served by each of the new reportable segments is as follows:

•

Strategic data:  This segment includes the Company’s enterprise data, carrier data, fiber to the cell site (“FTTC”) and IP services product groups.  These businesses primarily serve enterprise and carrier customers utilizing the Company’s network of long-haul fiber, metro Ethernet and Ethernet rings located primarily in Virginia and West Virginia, and portions of Pennsylvania, Maryland, Ohio and Kentucky.  IP services are also provided to a residential base of customers by this segment.

•

Legacy voice:  This segment includes the following products:  local lines, PRI, long distance, toll and directory advertising and other voice services (excluding voice over IP (“VoIP”) which are typically provided to enterprise customers and are included in our strategic data segment).  These products are sold to enterprise and residential customers on the Company’s network and within the Company’s footprint.

•	Access: This segment provides carrier customers access to the Company’s network and within the Company’s footprint and primarily includes switched access and reciprocal compensation products.

Summarized financial information concerning the Company’s new reportable segments is presented in the following table, which includes restated segment results for the years ended December 31, 2012 and 2011 consistent with the restructuring of the Company’s operating segments in the first quarter of 2013.

(In thousands)	Strategic Data	Legacy Voice	Access	Corporate (Unallocated)	Total
For the year ended December 31, 2012
Operating revenues	$108,753	$64,403	$33,715	$-	$206,871
Network access costs	21,192	24,228	1,425	-	46,845
Network operating costs	24,222	17,156	4,401	-	45,779
Selling, general and administrative expenses	12,704	7,912	4,742	8,039	33,397
Adjusted EBITDA(1)	50,637	15,107	23,145	-	88,889
Capital expenditures	51,225	469	597	7,590	59,881

For the year ended December 31, 2011
Operating revenues	$93,549	$75,648	$38,217	$-	$207,414
Network access costs	18,042	28,074	1,599	-	47,715
Network operating costs	20,981	20,380	5,203	-	46,564
Selling, general and administrative expenses	7,308	5,906	2,981	3,812	20,007
Adjusted EBITDA(1)	47,218	21,288	28,434	-	96,940
Capital expenditures	27,135	7,045	5,156	22,200	61,536

(1)

The Company evaluates performance based upon Adjusted EBITDA, defined by the Company as net income (loss) attributable to Lumos Networks Corp. before interest, income taxes, depreciation and amortization, accretion of asset retirement obligations, net income attributable to noncontrolling interests, other income or expenses, equity based compensation charges, acquisition related charges, amortization of actuarial losses on retirement plans, employee separation charges, restructuring related charges, gain or loss on settlements and gain or loss on interest rate derivatives.

The Company’s CODMs do not currently review total assets for the new reportable segments since the majority of the assets are shared by the segments and centrally-managed.  However, total assets may be allocated to the new reportable segments in the future should the CODMs decide to manage the business in that manner.  Management does review capital expenditures using success-based metrics that allow the Company to determine which segment product groups are driving investment in the network.  Depreciation and amortization expense and certain corporate expenses that are excluded from the measurement of segment profit or loss are not allocated to the new reportable segments.

For the year ended December 31, 2010, it is impracticable for the Company to provide retrospective segment reporting under the new segment structure.  The Company now measures itself significantly differently than when it was a standalone division of the former parent company, which lmits the Company’s ability to access relevant operational and financial information at the new segment level for historical periods prior to the Business Separation.  Summarized financial information as of and for the years ended December 31, 2012, 2011 and 2010 under the Company’s old reportable segments is presented in the following tables.

(In thousands)	Competitive	RLEC	Eliminations	Total
As of and for the year ended December 31, 2012
Operating revenues	$157,720	$49,151	$-	$206,871

Intersegment revenues (1)	967	4,862	(5,829)	-

Depreciation and amortization	26,341	12,543	-	38,884

Operating income	25,257	15,939	-	41,196

Adjusted EBITDA	57,718	31,171	-	88,889

Capital expenditures	52,582	7,299	-	59,881

Goodwill	100,297	-	-	100,297

Total assets	$402,249	$110,913	$-	$513,162

(In thousands)	Competitive	RLEC	Eliminations	Total
As of and for the year ended December 31, 2011
Operating revenues	$154,397	$53,017	$-	$207,414

Intersegment revenues (1)	644	4,632	(5,276)	-

Depreciation and amortization	29,487	13,603	-	43,090

Operating income (loss)	29,955	(66,328)	-	(36,373)

Adjusted EBITDA	62,098	34,842	-	96,940

Capital expenditures	45,720	15,816	-	61,536

Goodwill	100,297	-	-	100,297

Total assets	$355,979	$142,621	$-	$498,600
(1)

(In thousands)	Competitive	RLEC	Eliminations	Total
For the year ended December 31, 2010
Operating revenues	$88,471	$57,493	$-	$145,964

Intersegment revenues (1)	1,036	4,254	(5,290)	-

Depreciation and amortization	17,263	14,102	-	31,365

Operating income	16,208	24,921	-	41,129

Adjusted EBITDA	37,316	39,738	-	77,054

Capital expenditures	$27,950	$12,304	$-	$40,254
(1)

Intersegment revenues consist primarily of telecommunications services such as local exchange services, inter-city and local transport voice and data services, and leasing of various network elements.  Intersegment revenues are primarily recorded at tariff and prevailing market rates.

The following table provides a reconciliation of operating income (loss) to Adjusted EBITDA, as defined by the Company, for the old reportable segments and on a consolidated basis for the years ended December 31, 2012, 2011 and 2010:

(In thousands)	Competitive	RLEC	Total
For the year ended December 31, 2012
Operating income	$25,257	$15,939	$41,196
Depreciation and amortization and accretion of asset
retirement obligations	26,439	12,569	39,008
Sub-total:	51,696	28,508	80,204
Amortization of actuarial losses	1,336	445	1,781
Equity based compensation	2,895	1,017	3,912
Employee separation charges (1)	1,759	587	2,346
Restructuring charges (2)	1,784	1,197	2,981
Gain on settlements, net (3)	(1,752)	(583)	(2,335)
Adjusted EBITDA	$57,718	$31,171	$88,889

(In thousands)	Competitive	RLEC	Total
For the year ended December 31, 2011
Operating income (loss)	$29,955	$(66,328)	$(36,373)
Depreciation and amortization and accretion of asset
retirement obligations	29,579	13,627	43,206
Sub-total:	59,534	(52,701)	6,833
Asset impairment charges	-	86,295	86,295
Equity based compensation	1,474	909	2,383
Business separation charges (4)	1,019	339	1,358
Acquisition related charges (5)	71	-	71
Adjusted EBITDA	$62,098	$34,842	$96,940

(In thousands)	Competitive	RLEC	Total
For the year ended December 31, 2010
Operating Income	$16,208	$24,921	$41,129
Depreciation and amortization and accretion of asset
retirement obligations	17,272	14,104	31,376
Sub-total:	33,480	39,025	72,505
Equity based compensation	816	713	1,529
Acquisition related charges (5)	3,020	-	3,020
Adjusted EBITDA	$37,316	$39,738	$77,054
(1)

Employee separation charges include employee separation benefits which were provided for in the separation agreements of two executive officers who left the Company in April and December 2012.  These charges are included in corporate operations expense on the condensed consolidated statement of operations.

(2)

In the fourth quarter of 2012, the Company announced a cost reduction plan involving an employee reduction-in-force, consolidation of certain facilities and freezing benefits under certain postretirement plans.  Restructuring charges of $3.0 million were recognized in 2012 in connection with this plan (Note 12).

(3)

The net pre-tax gain on settlements was recognized in the third quarter of 2012 in connection with the settlement of outstanding matters related to a prior acquisition and the settlement of an outstanding lawsuit (Note 13).

(4)

Business Separation charges include audit, legal and other professional fees incurred during the period related to the Company’s separation from NTELOS Holdings Corp. into a separate publicly traded company (Note 1).  These charges are included in corporate operations expense on the statement of operations.

(5)

Acquisition related charges include legal and other professional fees incurred during 2010 and 2011 related to the Company’s acquisition of the FiberNet business from One Communications Corp., which closed on December 1, 2010.

Revenues from Verizon accounted for approximately 10% of the Company’s total revenue for the year ended December 31, 2012 and 9% and 12% of the Company’s total revenue for the years ended December 31, 2011 and 2010, respectively.  Revenue from Verizon was derived primarily from network access and fiber to the cell site services.